Label	Element	Value
Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Mercer Opportunistic Fixed Income Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

3. Effective April 15, 2025, the Annual Fund Operating Expenses table and Expense Example table in the section of the Prospectus on page 41 titled “Fees and Expenses” are deleted and restated in their entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2025
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	oef_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other funds, including business development companies. AFFE are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights.
Expense Example [Heading]	oef_ExpenseExampleHeading	Expense Example
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

4. Effective May 1, 2025, in connection with the adoption of an additional benchmark performance index for purposes of comparing the Fund’s investment performance, the table in the section of the Prospectus on page 46 titled “Performance of the Fund” is deleted in its entirety and replaced with the following:

Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD). The index is unmanaged and cannot be invested in directly.
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	The Bloomberg U.S. Aggregate Bond Index is the Fund’s new primary benchmark index and measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly. The Fund’s primary benchmark index has been changed in order to comply with regulatory requirements.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2024
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

MERCER FUNDS

SUPPLEMENT

TO THE
PROSPECTUS
DATED JULY 31, 2024, AS SUPPLEMENTED

Mercer Opportunistic Fixed Income Fund
(the “Fund”)

The date of this Supplement is April 15, 2025.

The following changes are made in the Prospectus of Mercer Funds (the “Prospectus”):

The Board of Trustees of Mercer Funds has approved the appointment of Ares Capital Management II LLC (“Ares”), Crescent Capital Group LP (“Crescent”), Pacific Investment Management Company LLC (“PIMCO”), Polen Capital Credit, LLC (“Polen”) and Wellington Management Company LLP (“Wellington”) as subadvisers to Mercer Opportunistic Fixed Income Fund (the “Fund”). Ares, Crescent and Polen are being appointed to replace BlackRock International Limited (“BlackRock”) and Colchester Global Investors Limited (“Colchester”). PIMCO and Wellington are being appointed to replace Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Western Asset Management Company, LLC (“WAMCO”) and Western Asset Management Company Limited (“WAMCL” and together with WAMCO, “Western”). Effective as of the dates noted below, the Prospectus is amended as described below to reflect such subadviser changes, as well as certain other changes.

1. Effective April 15, 2025, all references to BlackRock and Colchester are deleted in their entirety from the Prospectus.

2. Effective April 29, 2025, all references to Loomis Sayles and Western are deleted in their entirety from the Prospectus.

Mercer Opportunistic Fixed Income Fund | Adviser Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.50%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.07%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	432
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	778
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,754
Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.25%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.82%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,473
Mercer Opportunistic Fixed Income Fund | Class Y-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.15%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.72%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,359
Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.00%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.57%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,186
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%	[5]
ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.46%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.95%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.42%	[6]
Secondary Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.92%	[7]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.44%	[7]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.53%	[7]
Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.06%
Performance Inception Date	oef_PerfInceptionDate	Jun. 01, 2023
Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.42%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.67%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.47%
Class Y-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.94%
Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.39%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.26%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.57%
Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.90%

[1]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[2]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other funds, including business development companies. AFFE are based on estimated amounts for the current fiscal year.
[4]	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include AFFE, which are included above.
[5]	The Bloomberg U.S. Aggregate Bond Index is the Fund’s new primary benchmark index and measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly. The Fund’s primary benchmark index has been changed in order to comply with regulatory requirements.
[6]	Prior to August 1, 2024, the Fund’s primary benchmark index was the ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged, an index that contains all securities in the BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Additionally, index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The index is unmanaged and cannot be invested in directly.
[7]	The Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD). The index is unmanaged and cannot be invested in directly.